Interest Expense and Finance Costs, net	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Interest Expense and Finance Costs, net

14.         Interest Expense and Finance Costs, net

The amounts in the consolidated statements of comprehensive income/(loss) are analyzed as follows:

	For the year ended December 31,
	2025	2024	2023
Interest payable on long-term borrowings and Financial Liabilities	7,513	5,688	3,847
Bank charges	61	55	67
Amortization of debt discount	304	294	323
Operating lease liability interest	44	43	28
Other finance expenses	51	45	30
Gain from termination of lease liability	(13)	—	—
Amortization of gain of Loan modification	173	164	59
Total	8,133	6,289	4,354

Interest on long-term debt is normally settled quarterly throughout the year.